Listing of companies in the Group - Subsidiaries held by BW LPG Holding Pte. Ltd. (Details) - BW LPG Holding Pte. Ltd.	Dec. 31, 2025	Dec. 31, 2024
BW LPG Technologies Pte. Ltd.
Listing of companies in the Group
Effective equity holding	100.00%	100.00%
BW LPG LLC
Listing of companies in the Group
Effective equity holding	100.00%	100.00%
BW Gas LPG Chartering Pte. Ltd.
Listing of companies in the Group
Effective equity holding	100.00%	100.00%
BW LPG Pool Pte. Ltd.
Listing of companies in the Group
Effective equity holding	100.00%	100.00%
BW Constellation I Pte. Ltd.
Listing of companies in the Group
Effective equity holding	100.00%	100.00%
BW Constellation II Pte. Ltd.
Listing of companies in the Group
Effective equity holding	100.00%	100.00%
BW Constellation III Pte. Ltd. (formerly known as BW Seoul Pte. Ltd.)
Listing of companies in the Group
Effective equity holding	100.00%	100.00%
BW Okpo Pte. Ltd.
Listing of companies in the Group
Effective equity holding	100.00%	100.00%
BW VLGC Pte. Ltd.
Listing of companies in the Group
Effective equity holding	100.00%	100.00%
BW LPG Kyoto Pte. Ltd.
Listing of companies in the Group
Effective equity holding	100.00%
BW LPG Partners Pte. Ltd.
Listing of companies in the Group
Effective equity holding	100.00%	100.00%
LPG Kenya Pte. Ltd.
Listing of companies in the Group
Effective equity holding	100.00%	100.00%
BW LPG India Pte. Ltd.
Listing of companies in the Group
Effective equity holding	52.00%	52.00%
Aurora LPG Holding AS
Listing of companies in the Group
Effective equity holding		100.00%
BW LPG AS
Listing of companies in the Group
Effective equity holding	100.00%	100.00%
BW LPG Product Services Pte. Ltd.
Listing of companies in the Group
Effective equity holding	81.00%	83.00%
BW LPG Infrastructure Holding Ltd
Listing of companies in the Group
Effective equity holding	100.00%	100.00%
BW LPG Shipping FZCO (formerly known as BW LPG Infrastructure DMCC)
Listing of companies in the Group
Effective equity holding	100.00%